Average Annual Total Returns	12 Months Ended	15 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	29.56%	[1]
REX FANG & Innovation Equity Premium Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.78%	23.79%	[1]
Performance Inception Date		Oct. 11, 2023
REX FANG & Innovation Equity Premium Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.36%	19.12%	[1]
REX FANG & Innovation Equity Premium Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	16.08%	[1]

[1]	The Fund commenced operations on October 11, 2023.